Shareholders' equity and dividends (Tables)	12 Months Ended
Dec. 31, 2020
Shareholders equity and dividends [Abstract]
Dividends
	At 31 December
(in USD million)	2020	2019

Dividends declared	1,833	3,453
USD per share or ADS	0.5600	1.0400

Dividends paid in cash	2,330	3,342
USD per share or ADS	0.7100	1.0100
NOK per share	6.7583	8.9664

Sum dividends settled	2,330	3,342

Share buy-back programme
Number of shares	2020	2019
Share buy-back programme at 1 January	23,578,410	0
Purchase	3,142,849	23,578,410
Cancellation	(26,721,259)	0

Share buy-back programme at 31 December	0	23,578,410

Treasury shares
Employees share saving plan

Number of shares	2020	2019
Share saving plan at 1 January	10,074,712	10,352,671
Purchase	4,604,106	3,403,469
Allocated to employees	(3,236,327)	(3,681,428)

Share saving plan at 31 December	11,442,491	10,074,712